Janus Henderson Global Technology and Innovation Fund

Schedule of Investments (unaudited)

June 30, 2022

Shares or Principal Amounts		Value
Common Stocks– 98.5%
Aerospace & Defense – 0.7%
Axon Enterprise Inc*	291,197	$27,130,824
Entertainment – 0.7%
Sea Ltd (ADR)*	421,975	28,213,248
Equity Real Estate Investment Trusts (REITs) – 0.2%
Equinix Inc	10,683	7,018,945
Information Technology Services – 11.4%
Adyen NV (144A)*	15,713	22,852,159
Marqeta Inc - Class A*	2,466,816	20,005,878
Mastercard Inc	696,504	219,733,082
MongoDB Inc*	84,390	21,899,205
Okta Inc*	442,620	40,012,848
Shopify Inc*	351,340	10,975,862
Snowflake Inc - Class A*	343,295	47,738,603
Square Inc*	334,045	20,530,406
Toast Inc - Class A*,#	456,476	5,906,799
Twilio Inc*	431,652	36,176,754
Wix.com Ltd*	296,323	19,423,973
		465,255,569
Interactive Media & Services – 5.3%
Alphabet Inc - Class C*	72,657	158,933,555
Match Group Inc*	517,706	36,078,931
Snap Inc - Class A*	1,507,102	19,788,249
		214,800,735
Internet & Direct Marketing Retail – 6.7%
Amazon.com Inc*	1,724,120	183,118,785
Farfetch Ltd - Class A*	1,954,165	13,991,821
Global-E Online Ltd*	1,079,260	21,768,674
MercadoLibre Inc*	83,829	53,388,175
		272,267,455
Professional Services – 2.8%
CoStar Group Inc*	1,870,329	112,986,575
Road & Rail – 0.4%
Uber Technologies Inc*	831,503	17,012,551
Semiconductor & Semiconductor Equipment – 28.0%
Advanced Micro Devices Inc*	916,963	70,120,161
Analog Devices Inc	612,642	89,500,870
Applied Materials Inc	465,011	42,306,701
ASML Holding NV	510,536	243,852,381
KLA Corp	344,228	109,836,270
Lam Research Corp	285,535	121,680,740
Marvell Technology Inc	1,463,880	63,722,696
NVIDIA Corp	912,558	138,334,667
NXP Semiconductors NV	201,866	29,882,224
Taiwan Semiconductor Manufacturing Co Ltd	10,883,000	174,233,418
Texas Instruments Inc	355,901	54,684,189
		1,138,154,317
Software – 37.3%
Adobe Inc*	38,693	14,163,960
Atlassian Corp PLC - Class A*	626,157	117,341,822
Autodesk Inc*	22,945	3,945,622
Avalara Inc*	1,126,510	79,531,606
Cadence Design Systems Inc*	603,996	90,617,520
CCC Intelligent Solutions Holdings Inc*	4,395,954	40,442,777
Ceridian HCM Holding Inc*	651,973	30,694,889
Coupa Software Inc*	336,591	19,219,346
Datadog Inc - Class A*	78,774	7,502,436
Dynatrace Inc*	1,257,777	49,606,725
Microsoft Corp	2,115,733	543,383,706
Momentive Global Inc*	1,629,478	14,339,406
Nice Ltd (ADR)*	143,577	27,631,394
Olo Inc - Class A*	1,425,695	14,071,610
Pagerduty Inc*	354,711	8,789,739
Paylocity Holding Corp*	112,052	19,544,110
Procore Technologies Inc*	729,771	33,124,306
ServiceNow Inc*	165,977	78,925,383
Synopsys Inc*	138,349	42,016,591
Trade Desk Inc*	134,701	5,642,625
Tyler Technologies Inc*	146,766	48,796,760

Shares or Principal Amounts		Value
Common Stocks– (continued)
Software– (continued)
Workday Inc - Class A*	1,004,996	$140,277,342
Zendesk Inc*	1,182,618	87,596,515
		1,517,206,190
Technology Hardware, Storage & Peripherals – 5.0%
Apple Inc	1,478,617	202,156,516
Total Common Stocks (cost $3,571,331,176)		4,002,202,925
Private Investment in Public Equity (PIPES)– 0.4%
Diversified Financial Services – 0.4%
Altimeter Growth Corp*,§	3,269,751	8,272,470
CCC Intelligent Solutions Holdings Inc*,§	887,637	8,166,260
Total Private Investment in Public Equity (PIPES) (cost $41,573,880)		16,438,730
Preferred Stocks– 1.0%
Professional Services – 0.2%
Apartment List Inc PP*,¢,§	3,783,673	9,534,856
Software – 0.8%
Magic Leap Inc PP - Class A private equity common shares*,¢,§	18,847	0
Via Transportation Inc PP - Preferred shares*,¢,§	657,989	29,688,507
Via Transportation Inc PP - private equity common shares*,¢,§	78,470	3,392,258
		33,080,765
Total Preferred Stocks (cost $56,069,481)		42,615,621
Warrants– 0%
Internet & Direct Marketing Retail – 0%
Grab Holdings Ltd, expires 12/1/26*((cost $986,182)	333,275	136,643
Investment Companies– 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº,£((cost $3,776,893)	3,776,515	3,776,893
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº,£	1,643,414	1,643,414
Time Deposits – 0%
Royal Bank of Canada, 1.5600%, 7/1/22	$410,854	410,854
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,054,268)		2,054,268
Total Investments (total cost $3,675,791,880) – 100.1%		4,067,225,080
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(4,018,837)
Net Assets – 100%		$4,063,206,243

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,333,415,510	82.0%
Netherlands	266,704,540	6.5
Taiwan	202,446,666	5.0
Australia	117,341,822	2.9
Israel	68,824,041	1.7
Argentina	53,388,175	1.3
United Kingdom	13,991,821	0.3
Canada	10,975,862	0.3
Singapore	136,643	0.0

Total	$4,067,225,080	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/22
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	$31,389	$647	$(728)	$3,776,893
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	473,498∆	-	-	1,643,414
Total Affiliated Investments - 0.2%	$504,887	$647	$(728)	$5,420,307

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 6/30/22
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	161,740,558	641,673,835	(799,637,419)	3,776,893
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	36,541,524	371,375,023	(406,273,133)	1,643,414

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2022 is $22,852,159, which represents 0.6% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2022.

#	Loaned security; a portion of the security is on loan at June 30, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2022 is $42,615,621, which represents 1.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of June 30, 2022)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Altimeter Growth Corp	4/30/21	$32,697,510	$8,272,470	0.2%
Apartment List Inc PP	11/2/20	13,821,757	9,534,856	0.2
CCC Intelligent Solutions Holdings Inc	2/3/21	8,876,370	8,166,260	0.2
Magic Leap Inc PP - Class A private equity common shares	10/5/17	9,160,263	0	0.0
Via Transportation Inc PP - Preferred shares	11/4/21	29,692,444	29,688,507	0.7
Via Transportation Inc PP - private equity common shares	12/2/21	3,395,017	3,392,258	0.1
Total		$97,643,361	$59,054,351	1.4%

The Fund has registration rights for certain restricted securities held as of June 30, 2022. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$4,002,202,925	$-	$-
Private Investment in Public Equity (PIPES)	16,438,730	-	-
Preferred Stocks	-	-	42,615,621
Warrants	136,643	-	-
Investment Companies	-	3,776,893	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,054,268	-
Total Assets	$4,018,778,298	$5,831,161	$42,615,621

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2022.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70237 08-22